COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales Disclosure [Abstract]
Disclosure of detailed information about cost of sale [Table Text Block]
2022
Production costs	$12,119
Refining and transportation costs	712
Depletion and depreciation	1,856
Royalties	208
Site share-based compensation	195
Cost of sales	$15,090

Disclosure of production costs by nature of expense [Table Text Block]
2022
Salaries and benefits	$1,639
Consultants and contractors	5,006
Utilities and other services	952
Supplies and consumables	3,482
Maintenance and mechanical	805
Office and other supplies	235
Production costs	$12,119